Public Offering (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Public Offering (Textual)
Stock Issued During Period, Shares, New Issues		55,200,000
Stock Issued During Period, Shares, Other		7,200,000
Sale of share per unit	$ 10.00	$ 10.00
Purchase of additional shares	7,200,000	7,200,000
Warrants description	Each Warrant will become exercisable on the later of 30 days after the completion of an Initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s Class A common stock has been at least $18.00 per share on each of 20 trading days within the 30 trading-day period ending on the third business day prior to the date on which the Company sent the notice of redemption to the Warrant holders.	Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value per share, and one-third of one warrant (each, a “Warrant” and, collectively, the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of an Initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s Class A common stock has been at least $18.00 per share on each of 20 trading days within the 30 trading-day period ending on the third business day prior to the date on which the Company sent the notice of redemption to the Warrant holders.
Underwriting Commitments	The Company paid an underwriting discount of 2.0% of the gross offering proceeds, or $11.04 million in the aggregate, to the underwriters at the closing of the Public Offering, with an additional fee (the “Deferred Discount”) of 3.5% of the gross offering proceeds, or $19.32 million in the aggregate, payable upon the Company’s completion of an Initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an Initial Business Combination.	The Company paid an underwriting discount of 2.0% of the gross offering proceeds, or $11.04 million in the aggregate, to the underwriters at the closing of the Public Offering, with an additional fee (the "Deferred Discount") of 3.5% of the gross offering proceeds, or $19.32 million in the aggregate, payable upon the Company's completion of an Initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an Initial Business Combination.
Sale of Stock, Description of Transaction	0.01
Private Placement [Member]
Public Offering (Textual)
Stock Issued During Period, Shares, Issued for Services	9,360,000	9,360,000
Stock Issued During Period, Value, Issued for Services	$ 14,040,000	$ 14,040,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50	$ 1.50
Over-Allotment Option [Member]
Public Offering (Textual)
Stock Issued During Period, Shares, Other	7,200,000
Public Offering [Member]
Public Offering (Textual)
Stock Issued During Period, Shares, New Issues	55,200,000
Class A Common Stock
Public Offering (Textual)
Sale of share per unit	$ 11.50	11.50
Common stock par value	$ 0.0001	$ 0.0001